Share option scheme and restricted stock units (Tables)	3 Months Ended
Mar. 31, 2020
Employee Benefits [Abstract]
Movement in share options and restricted stock units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Three months ended March 31, 2020	Weighted average exercise price £	Three months ended March 31, 2019
Outstanding at January 1	0.27	23,224,188	0.35	9,168,396
Granted during the period	—	—	0.28	11,396,000
Lapsed / surrendered during the period	0.28	(3,489,661)	1.52	(145,445)
Number of outstanding options	0.27	19,734,527	0.31	20,418,951

The movement in the number of restricted stock units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Three months ended March 31, 2020	Weighted average exercise price £	Three months ended March 31, 2019
Outstanding at January 1	0.01	692,306	0.01	814,256
Exercised during the period	0.01	(269,230)	0.01	(104,877)
Number of outstanding options	0.01	423,076	0.01	709,379

Disclosure of share-based payment expense
The equity based compensation expense for the three months ended March 31, 2020 was £0.2 million (three months ended March 31, 2019: £0.3 million) which has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Research and development	66	45
General and administration	167	215
	233	260